UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-2421


                    The Tax-Exempt Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: November 30, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE TAX-EXEMPT BOND FUND OF AMERICA
Investment portfolio
November 30, 2004                                                    unaudited

                                                                                            Principal amount     Market value
BONDS AND NOTES -- 93.87%                                                                              (000)            (000)

ALABAMA -- 0.61%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000,
     5.75% 2020                                                                                     $  2,000         $  2,001
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001,
     5.50% 2021                                                                                        3,000            2,880
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2003-A, 5.00% 2013                                     1,000            1,054
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref.
     Bonds (International Paper Co. Projects), Series 2004-A, 4.75% 2017                               2,000            1,999
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove,
     Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001,
     8.125% 2031                                                                                       6,250            3,761
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC
     insured, 5.125% 2029 (preref. 2009)                                                               2,865            3,140
Health Care Auth. of Lauderdale County and the City of Florence, Coffee Health
     Group, Series 2000-A Bonds, MBIA insured, 5.50% 2009                                              1,150            1,270
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A,
     5.625% 2015                                                                                       5,255            5,851
                                                                                                                       21,956

ALASKA -- 1.19%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC
     insured, 6.00% 2012                                                                               2,895            3,375
Municipality of Anchorage, Municipal Light & Power, Senior Lien Ref. Electric
     Rev. Bonds, Series 1996, MBIA insured, 6.50% 2014                                                 5,000            6,113
Housing Fin. Corp., Rev. Bonds, Series 1998-A1, 5.30% 2017                                             5,380            5,528
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008                                 10,935            9,825
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 5.80% 2012                                                                           3,385            3,452
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 6.20% 2022                                                                           1,840            1,839
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001, 5.375% 2021                                                                         12,850           11,764
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured,
     4.00% 2011                                                                                        1,000            1,028
                                                                                                                       42,924

ARIZONA -- 0.78%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A,
     6.125% 2009                                                                                       2,485            2,630
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds
     (Catholic Healthcare West Project), Series 1998-A, 5.25% 2006                                     2,850            2,959
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds
     (Catholic Healthcare West Project), Series 1998-A, 5.00% 2016                                     1,000            1,024
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),
     Series 2002, 3.00% 2005                                                                           5,000            5,046
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev.
     Bonds (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011                       3,000            3,273
Salt River Project Agricultural Improvement and Power Dist., Electric System
     Rev. Ref. Bonds, Series 2004-A, 5.00% 2016                                                        5,975            6,452
Water Infrastructure Fin. Auth. of Arizona Water Quality Rev. Ref. Bonds,
     Series 2004-A, 5.00% 2012                                                                         4,025            4,446
Water Infrastructure Fin. Auth. of Arizona Water Quality Rev. Ref. Bonds,
     Series 2004-A, 5.00% 2013                                                                         2,000            2,206
                                                                                                                       28,036

CALIFORNIA -- 5.49%
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated
     Series B, 5.85% 2015                                                                              1,400            1,495
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments),
     Series 2000-A, 5.30% 2008                                                                         1,000            1,063
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project),
     Series 1997-A, 5.50% 2007                                                                           670              695
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project),
     Series 1997-A, 5.75% 2017                                                                         1,500            1,494
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project),
     Series 1997-A, 6.20% 2027                                                                         1,675            1,661
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013                             5,300            5,480
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern
     California Presbyterian Homes Obligated Group (Redwood Senior Homes and
     Services), Rev. Bonds, Series 2002, 6.00% 2022                                                    1,750            1,843
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern
     California Presbyterian Homes Obligated Group (Redwood Senior Homes and
     Services), Rev. Bonds, Series 2002, 6.125% 2032                                                   1,000            1,045
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special
     Tax Bonds, Series 1998, 5.375% 2028                                                               2,500            2,504
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev.
     Projects), Series A, AMBAC insured, 5.00% 2017                                                    2,880            3,145
Economic Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                        3,000            3,241
Educational Facs. Auth., Rev. Bonds, Stanford University, Series N, 5.35% 2027                         3,000            3,139
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
     Special Tax Bonds, Series 1999, 6.125% 2016                                                         975            1,028
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999,
     7.00% 2024                                                                                        2,000            2,150
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.50% 2015                                                                           1,000            1,074
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.625% 2030                                                                          1,000            1,050
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax
     Bonds, Series 2004, 6.00% 2034                                                                    1,000            1,008
Various Purpose G.O. Bonds 5.25% 2018                                                                  8,000            8,628
G.O. Bonds, 6.00% 2019                                                                                 5,000            5,870
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, Series 2003-A1, 6.25% 2033                                                                10,560           10,300
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H,
     4.45% 2026 (put 2011)                                                                             5,100            5,245
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C4, Class I,
     5.10% 2007                                                                                           65               65
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C4, Class I,
     5.20% 2009                                                                                           45               45
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement
     Bonds, Group Two, 5.60% 2022                                                                      1,715            1,768
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement
     Bonds, Group Two, 5.50% 2029                                                                      3,000            3,010
Joint Powers Health Fncg. Auth., Cert. of Part. (Community Hospitals of Central
     California Project), Series 2001, 5.00% 2011                                                      1,115            1,165
City of La Verne, Rev. Cert. of Part. (Brethren Hillcrest Homes), Series 2003-B,
     6.625% 2025                                                                                       1,250            1,269
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax
     Bonds, Series 2003, 6.00% 2033                                                                    1,000            1,025
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project),
     Special Tax Bonds, Series 2003-A, 6.125% 2033                                                     2,000            2,048
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, 6.10% 2010 (preref. 2005)                                                          4,000            4,175
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, 6.125% 2015 (preref. 2005)                                                         5,000            5,219
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, 6.125% 2023 (preref. 2005)                                                        12,500           13,047
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, MBIA insured, 6.125% 2023 (preref. 2005)                                           2,000            2,088
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific
     Project), Series 2001, AMBAC insured, 5.50% 2015                                                  2,150            2,402
County of Los Angeles, Capital Asset Leasing Corp., Cert. of Part. (Marina del
     Rey), Series 1993-A, 6.50% 2008                                                                   3,915            3,965
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001
     Election, Series A, 5.50% 2016                                                                   10,500           11,666
Community Facs. Dist. No. 2002-1 of the County of Orange (Ladera Ranch),
     Special Tax Bonds, Series 2003-A, 5.55% 2033                                                      2,000            2,033
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.50% 2018                                                   7,820            8,554
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.25% 2013                                                              2,000            2,199
Regents of the University of California (The), Various University of California
     Projects, Series 1993-A, 5.50% 2021                                                               2,000            2,021
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special
     Tax Bonds, Series 1999, 6.00% 2011                                                                3,075            3,410
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special
     Tax Bonds, Series 1999, 6.30% 2025                                                                2,750            2,923
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special
     Tax Ref. Bonds, Series 1999, 5.30% 2007                                                           2,665            2,800
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special
     Tax Ref. Bonds, Series 1999, 5.80% 2017                                                           3,245            3,426
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax
     Bonds, Series 1999, 6.50% 2015                                                                    1,465            1,572
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter &
     Gamble Project), Series 1995, 6.375% 2010                                                           500              518
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter &
     Gamble Project), Series 1995, 6.375% 2010 (preref. 2005)                                            500              523
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
     No. 1, Improvement Area No. 2, Special Tax Ref. Bonds (Elliott Ranch),
     6.30% 2021                                                                                          500              521
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A,
     5.20% 2029 (put 2009)                                                                             1,500            1,588
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited
     Obligation Improvement Bonds, 6.25% 2012                                                            995            1,030
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project), Series
     2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                                      5,000            5,194
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027                                3,000            3,140
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water Dist.,
     Special Tax Bonds, Series 1999, 6.10% 2014                                                        1,195            1,278
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes
     (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009                               2,000            2,069
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A3, 5.10% 2025 (put 2010)                                 4,000            4,207
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029
     (put 2009)                                                                                        1,500            1,588
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I,
     3.45% 2035 (put 2011)                                                                             5,000            4,892
City of Temecula, Public Fncg. Auth., Special Tax Bonds, Community Facs. Dist.
     No. 03-03 (Wolf Creek), Series 2003, 5.90% 2034                                                   1,625            1,638
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014                             1,300            1,345
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009                           1,000            1,100
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                           3,000            3,469
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                           5,550            6,189
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                          3,000            3,192
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured,
     5.25% 2011                                                                                        4,000            4,455
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured,
     5.50% 2015                                                                                        2,000            2,231
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured,
     5.50% 2016                                                                                        1,000            1,114
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special
     Tax Bonds, 6.00% 2033                                                                             1,000            1,018
                                                                                                                      197,352

COLORADO -- 3.12%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470
     Project), 6.90% 2015 (preref. 2005)                                                               2,500            2,664
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470
     Project), 6.95% 2020 (preref. 2005)                                                              17,500           18,656
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470
     Project), Senior Capital Appreciation Bonds, Series 2000-B, 0% 2034                               7,500              842
Denver Convention Center Hotel Auth. Rev. Bonds, Series 2003-A, XLCA insured,
     5.00% 2016                                                                                        6,925            7,371
Denver Convention Center Hotel Auth. Rev. Bonds, Series 2003-A, XLCA insured,
     5.00% 2017                                                                                        5,000            5,292
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999,
     6.70% 2019                                                                                        3,400            3,625
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
     Bonds, Series 1997-A, 6.20% 2012                                                                  1,000            1,008
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
     Bonds, Series 1997-A, 6.40% 2017                                                                  2,000            2,000
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
     Bonds, Series 1997-A, 6.45% 2021                                                                  3,175            3,129
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
     Bonds, Series 1998-A, 6.35% 2014 (preref. 2005)                                                     885              915
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
     Bonds, Series 1998-A, 6.63% 2039 (preref. 2005)                                                   2,000            2,067
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2000, 6.60% 2016                                               5,250            5,909
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2002, 5.90% 2027                                               3,670            3,869
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project),  Series 2004-B, 3.75% 2034 (put 2009)                                 1,250            1,246
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System
     Project), Series 2001, 6.50% 2031                                                                 3,800            4,164
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001,
     5.375% 2010                                                                                       1,500            1,651
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001,
     5.50% 2014                                                                                        3,000            3,256
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001,
     5.50% 2015                                                                                        4,250            4,586
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A,
     5.00% 2009                                                                                        1,000            1,076
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.),
     Series 1995, 6.75% 2025                                                                           4,160            4,347
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.),
     Series 2002-B, 6.125% 2033                                                                        9,000            9,398
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1997-A3, 7.00% 2016                                                                          205              205
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1997-C3, 6.75% 2017                                                                          135              137
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1998-D3, 6.125% 2023                                                                       1,135            1,151
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1998-B3, 6.55% 2025                                                                        1,105            1,116
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1997-B3, 6.80% 2028                                                                          100              102
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds,
     Series 1999-A, MBIA insured, 0% 2011                                                              2,600            2,066
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds,
     Series 1999-A, MBIA insured, 0% 2012                                                              4,700            3,556
North Range Metropolitan Dist. No. 1 (City of Commerce City), Adams County,
     Limited Tax G.O. Bonds, Series 2001, 7.25% 2031                                                   3,775            3,796
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart
     Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                                  5,415            5,617
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds,
     Series 2001, 7.50% 2031                                                                           7,310            7,493
                                                                                                                      112,310

CONNECTICUT -- 0.66%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light and Power
     Co. Project), Series 1993-A, 5.85% 2028                                                           5,025            5,362
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)                                                  1,900            2,112
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A,
     6.50% 2005 (escrowed to maturity)(1)                                                              1,490            1,540
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A,
     6.40% 2011(1)                                                                                     2,025            2,155
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A,
     6.40% 2011 (preref. 2007)(1)                                                                      2,470            2,720
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 5.375% 2011                                                       1,000            1,059
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.00% 2016                                                        1,000            1,069
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.25% 2021                                                        3,000            3,192
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2003, 5.125% 2023                                                       3,000            2,917
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.25% 2031                                                        1,500            1,589
                                                                                                                       23,715

DISTRICT OF COLUMBIA -- 0.46%
Cert. of Part., Series 2002, Lease Rev. Bonds, AMBAC insured, 5.25% 2013                               1,000            1,088
G.O. Ref. Bonds, Series 1993-A, AMBAC insured, 5.875% 2005 (escrowed to maturity)                      2,125            2,166
G.O. Ref. Bonds, Series 1993-B1, AMBAC insured, 5.50% 2009                                             1,500            1,658
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013                                               1,000            1,094
Gallery Place Project, Tax Increment Rev. Bonds, Series 2002, FSA insured,
     5.50% 2016                                                                                        1,000            1,099
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-B,
     6.625% 2031 (preref. 2005)                                                                        4,000            4,038
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-D,
     6.875% 2031 (preref. 2007)                                                                        5,000            5,478
                                                                                                                       16,621

FLORIDA -- 5.89%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),
     Special Assessment Rev. Bonds, Series 1998, 5.75% 2006                                              100              101
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),
     Special Assessment Rev. Bonds, Series 2000, 6.50% 2007                                               30               30
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),
     Special Assessment Rev. Bonds, Series 1996, 7.60% 2018                                              825              848
Bay County, Pollution Control Rev. Ref. Bonds (International Paper),
     Series 1998-A, 5.10% 2012                                                                         3,500            3,741
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Industrial Project), Series 2002-B, 7.00% 2014                                               745              777
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Industrial Project), Series 2002-B, 7.25% 2033                                               735              778
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- The Glenridge on Palmer Ranch Project),
     Series 2002-A, 8.00% 2032                                                                        12,485           13,016
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds,
     Series 1998-B, 5.70% 2005                                                                           805              805
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement
     Rev. Bonds, Series 2004-B, 5.00% 2011                                                             1,300            1,298
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
     Assessment Ref. Bonds, Series 1995, 8.25% 2016 (preref. 2005)                                       925              966
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
     Assessment Ref. Bonds, Series 2000-C, 7.10% 2030                                                  8,145            8,704
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2012                                                                         1,000            1,097
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2013                                                                         4,000            4,390
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B,
     5.00% 2007                                                                                        1,625            1,648
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B
     (Long Term), 7.375% 2031                                                                          2,940            3,149
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook
     Project), Series 2003, 5.50% 2008                                                                 1,455            1,481
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City
     Center Fort Myers Project), Series 2003-B, 5.50% 2010                                             3,900            3,945
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
     Assessment Bonds, Series 2003, 5.20% 2007                                                           730              733
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
     Assessment Bonds, Series 2002, 6.125% 2007                                                        1,100            1,104
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
     Assessment Bonds, Series 2004-B, 5.00% 2009                                                       2,330            2,325
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special Assessment Rev.
     Bonds, Series 2002-B, 6.25% 2009                                                                    500              509
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special Assessment Rev.
     Bonds, Series 2002-A, 7.00% 2033                                                                    990            1,052
The Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds,
     Series 2000-B, 7.625% 2008                                                                          520              520
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev.
     Bonds, Series 2001-B, 6.35% 2010                                                                  1,110            1,127
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev.
     Bonds, Series 2002, 6.75% 2034                                                                    3,500            3,737
Harbour Lake Estates Community Dev. Dist. (Miramar), Special Assessment Bonds,
     Series 2001, 6.40% 2006                                                                             150              150
Heritage Harbour Community Dev. Dist. (Manatee County), Special Assessment Rev.
     Bonds, Series 1997-B, 6.00% 2006                                                                    215              216
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital
     Improvement Rev. Bonds, Series 2002-B, 5.40% 2008                                                 1,625            1,639
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                           350              351
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev.
     Bonds, Series 1998, 5.40% 2006                                                                      755              757
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev.
     Bonds, Series 1999, 6.25% 2007                                                                    1,160            1,168
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 1998-B, 5.50% 2005                                                                    225              225
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2010                                        1,055            1,135
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011                                        1,205            1,296
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2012                                        2,000            2,142
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2012                                              1,000            1,065
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.25% 2015                                              3,500            3,705
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2018                                              2,500            2,545
Jacksonville Electric Auth., St. Johns River Power Park System, Rev. Ref. Bonds,
     Issue Two, Series Seventeen, 5.00% 2015                                                           4,000            4,270
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C,
     5.00% 2007                                                                                        2,000            2,135
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2003-B, 5.40% 2008                                                 2,610            2,625
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2001-B, 6.40% 2011                                                 1,840            1,865
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2003-A, 6.50% 2032                                                 2,115            2,156
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2001-A, 7.40% 2032                                                   880              942
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special
     Assessment Rev. Bonds, Series 2000-B, 7.00% 2010                                                  1,410            1,428
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev.
     Bonds, Series 2003, 5.30% 2007                                                                      580              584
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at
     Healthpark Florida, Inc. Project), Series 1997-A, 5.80% 2006                                      1,005            1,034
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at
     Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017                                      5,550            5,622
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.25% 2006                                                                         1,150            1,193
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2010                                                                         1,500            1,598
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2012                                                                         1,360            1,442
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2013                                                                         1,840            1,936
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2014                                                                           500              522
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2015                                                                         1,900            1,981
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2021                                                                         1,550            1,564
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2029                                                                         7,750            7,530
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2000-B, 6.75% 2007                                                                    145              146
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2002, 6.625% 2032                                                                   3,570            3,722
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2000-A, 7.65% 2032                                                                  3,920            4,277
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2003-B, 5.25% 2007                                                                    715              718
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2004-1, 4.80% 2009                                                                  1,000              997
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2003-A, 6.40% 2034                                                                  2,000            2,060
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2004-A, 6.00% 2035                                                                  1,600            1,603
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Ref. Bonds, Series 2004, 4.60% 2018                                                               1,500            1,465
Meadow Pointe IV Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2003-B, 5.125% 2007                                                                 2,000            2,011
Meadow Pointe IV Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2004-A, 6.00% 2036                                                                  1,000            1,002
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami
     Children's Hospital Project), Series 2001-A, AMBAC insured, 5.625% 2016                           5,495            6,139
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022
     (escrowed to maturity)                                                                              105              124
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022                             395              409
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and
     Rev. Bonds (Parking Garage Project), Series 2004-A, 6.25% 2037                                    5,000            5,162
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Infrastructure Project), Series 2004-B, 6.50% 2037                                         1,000            1,042
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9A, Series 1996-A, 6.80% 2006 (escrowed to
     maturity)                                                                                           430              451
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9A, Series 1996-A, 7.30% 2027 (preref. 2006)                              1,500            1,647
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                                 765              807
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9B, Series 1999,  5.90% 2019                                              1,085            1,125
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9B, Series 1999, 6.00% 2029                                               1,100            1,119
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange
     Project), Series 1998-A, 5.50% 2010                                                               1,000            1,009
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange
     Project), Series 1998-A, 5.80% 2026                                                               1,000            1,002
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004,
     5.25% 2009                                                                                        3,500            3,850
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001,
     5.25% 2014                                                                                        4,135            4,642
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
     (Adult Communities Total Services, Inc. Obligated Group), Series 1996,
     5.625% 2020                                                                                       2,750            2,815
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev.
     Bonds, Series 2002, 7.25% 2033                                                                    1,500            1,569
Polk County, Transportation Improvement Ref. Rev. Bonds, Series 2004, FSA
     insured, 5.00% 2025 (put 2010)                                                                    8,000            8,678
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev.
     Bonds, Series 2000-A, 6.95% 2031                                                                  2,660            2,796
School Board of Miami-Dade County, Cert. of Part., Series 2003-C, MBIA insured,
     5.00% 2027 (put 2008)                                                                             4,720            5,068
School Dist. of Palm Beach County, G.O. Ref. Bonds, Series 2002, MBIA insured,
     5.00% 2005                                                                                        3,000            3,060
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev.
     Bonds, Series 2002, 6.90% 2033                                                                    1,975            2,098
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment
     Rev. Bonds, Series 2003-B, 6.375% 2013                                                            3,945            3,999
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
     Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                            505              513
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
     Special Assessment Rev. Bonds, Series 2000-A, 7.00% 2032                                          1,775            1,896
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.25% 2013                                                                      900              920
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.875% 2023                                                                   1,000            1,047
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.95% 2033                                                                    1,000            1,045
University Place Community Dev. Dist. (Manatee County), Series 2001-B,
     6.10% 2007                                                                                          275              276
University Place Community Dev. Dist. (Manatee County), Series 2001-A,
     7.00% 2032                                                                                          970            1,025
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
     Bonds, Series 2001-A, 6.95% 2033                                                                  3,945            4,180
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
     Bonds, Series 2004, 6.25% 2034                                                                    2,250            2,308
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds,
     Series 2002-B, 5.95% 2012                                                                         2,760            2,795
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds,
     Series 2002-A, 6.75% 2034                                                                         1,000            1,048
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev.
     Bonds, Series 2003-B, 5.00% 2008                                                                  1,905            1,912
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
     Bonds, Series 2002-B, 5.80% 2008                                                                    520              523
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.25% 2010                                                                           395              398
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2001-A, 6.95% 2031                                                                           485              515
                                                                                                                      211,715

GEORGIA -- 1.91%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured,
     6.50% 2009                                                                                        1,000            1,142
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001,
     7.75% 2014                                                                                        3,000            3,287
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001,
     7.90% 2024                                                                                       10,000           10,892
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured,
     5.00% 2012                                                                                        6,000            6,608
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured,
     5.50% 2022                                                                                        8,500            9,679
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds
     (The Park at Briarcliff Apartments Project), Series 1998-A,
     4.55% 2028 (put 2008)                                                                             5,985            6,239
G.O. Bonds, Series 2002-B, 4.50% 2005                                                                  2,500            2,526
G.O. Bonds, Series 2001-B, 5.25% 2016                                                                  8,000            8,758
G.O. Ref. Bonds, Series 1998-E, 5.00% 2005                                                             3,505            3,523
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia
     College & State University Foundation Property III, LLC Student Housing
     System Project), Series 2004, 5.00% 2014                                                          2,000            2,062
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia
     College & State University Foundation Property III, LLC Student Housing
     System Project), Series 2004, 5.00% 2015                                                          1,000            1,028
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia
     College & State University Foundation Property III, LLC Student Housing
     System Project), Series 2004, 5.625% 2030                                                         5,000            5,118
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012                               1,215            1,383
Municipal Electric Auth., Project One Senior Bond, Fourth Crossover Series,
     MBIA insured, 6.50% 2012                                                                          5,700            6,516
                                                                                                                       68,761

HAWAII -- 0.30%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013                                                3,000            3,231
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B,
     5.00% 2013                                                                                        1,370            1,499
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B,
     5.00% 2013 (escrowed to maturity)                                                                   630              698
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375%
     2012 (preref. 2011)                                                                               2,000            2,250
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond
     Resolution), Senior Series 2001, AMBAC insured, 5.50% 2015                                        1,875            2,083
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond
     Resolution), Senior Series 2001, AMBAC insured, 5.50% 2016                                        1,000            1,109
                                                                                                                       10,870

ILLINOIS -- 9.21%
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
     June 2001, 5.50% 2016                                                                             7,470            8,268
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
     June 2001, 5.50% 2017                                                                             8,000            8,843
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
     March 2001, 5.50% 2016                                                                            3,000            3,320
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
     September 2001, 5.375% 2015                                                                       2,500            2,743
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
     September 2001, 5.375% 2016                                                                       1,500            1,646
Central Lake County, Joint Action Water Agcy., Water Rev. Ref. Bonds, Series
     2003, AMBAC insured, 5.25% 2015                                                                   5,095            5,563
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999,
     FGIC insured, 5.25% 2020                                                                          2,000            2,225
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
     Series 2004-B, MBIA insured, 5.00% 2007                                                          10,000           10,520
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
     Series 1993-A, MBIA insured, 5.00% 2012                                                           5,815            6,339
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Bonds,
 Series 1996-A, AMBAC insured, 5.60% 2010                                                              2,000            2,103
City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref. Bonds
     (United Air Lines, Inc. Project), Series 1999-A, 5.35% 2016(2)                                    3,685              544
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A,
     AMBAC insured, 0% 2011                                                                            2,745            2,095
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997,
     AMBAC insured, 6.75% 2012                                                                         1,000            1,215
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A,
     AMBAC insured, 0% 2014                                                                            7,085            4,594
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B,
     FGIC insured, 0% 2014                                                                             2,000            1,297
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A,
     AMBAC insured, 0% 2015                                                                            3,245            1,989
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project),
     Capital Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2007                                 7,000            6,447
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project),
     Capital Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2008                                 7,000            6,200
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin.
     Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011                             2,000            2,189
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014                                  3,500            2,283
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O.
     Capital Improvement Bonds, Series of March 1993, 5.25% 2004                                       5,000            5,000
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref.
     Bonds, Series of March 1993, 5.30% 2005                                                           5,325            5,491
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref.
     Bonds, Series of March 1993, 5.50% 2010                                                           2,275            2,569
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital
     Improvement Bonds, Limited Tax Series D of December 2002, 5.00% 2012                              2,650            2,904
Civic Center Bonds (Special State Obligation Bonds), Series 1991, AMBAC insured,
     6.25% 2020                                                                                        6,500            7,881
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured,
     6.50% 2011                                                                                        4,000            4,748
Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will
     Counties, G.O. Bonds, Series 1994-D, FGIC insured, 7.75% 2019                                     4,500            6,028
Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will
     Counties, G.O. Bonds, Series 2002-B, FGIC insured, 5.375% 2014                                    4,000            4,460
Township High School Dist. Number 205, Cook County (Thornton), G.O. Limited
     Capital Appreciation Bonds, Series 1998-D, FSA insured, 0% 2008                                   4,730            4,190
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured,
     5.50% 2010                                                                                        5,120            5,650
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust),
     5.50% 2016                                                                                        7,165            7,842
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust),
     5.50% 2017                                                                                        2,885            3,148
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds, Field Museum of
     Natural History, Series 2002, 4.45% 2036 (put 2014)                                               1,000            1,004
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds, Field Museum of
     Natural History, Series 2002, 4.60% 2036 (put 2015)                                               6,000            6,049
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds, Field Museum of
     Natural History, Series 2002, 4.75% 2036 (put 2016)                                               2,000            2,024
Educational Facs. Auth., Adjustable Rate Rev. Bonds, The University of Chicago,
     Series 2001B-1, 3.45% 2036 (put 2008)                                                             2,500            2,539
Educational Facs. Auth., Rev. Bonds, Loyola University of Chicago, Series
     2003-A, 5.00% 2026                                                                                5,000            5,040
Educational Facs. Auth., Rev. Bonds, Northwestern University, Series 2003,
     5.00% 2017                                                                                        3,255            3,467
Educational Facs. Auth., Rev. Ref. Bonds, The Art Institute of Chicago, Series
     2003-A, 5.375% 2018                                                                               1,000            1,063
Educational Facs. Auth., Rev. Ref. Bonds, The Art Institute of Chicago, Series
     2003-A, 5.375% 2023                                                                               1,500            1,576
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.00% 2022                                   1,250            1,299
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.25% 2030                                   7,000            7,280
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.25% 2034                                   4,500            4,611
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.625% 2017                                  3,860            4,237
Fin. Auth., Rev. Bonds, The University of Chicago, Series 2004-A, 5.00% 2012                           1,000            1,093
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A,
     6.125% 2027                                                                                       2,000            1,969
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project),
     Series 1995-A, 6.50% 2006                                                                           770              820
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project),
     Series 1995-A, 7.40% 2023                                                                         3,000            3,295
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016                                2,000            2,270
G.O. Bonds, Series of September 2004, 5.00% 2007                                                       7,000            7,465
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     4.50% 2009                                                                                          840              883
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     4.625% 2010                                                                                       1,310            1,370
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2007                                                                                          700              740
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2008                                                                                          810              865
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B,
     4.875% 2013                                                                                       2,130            2,208
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000,
     6.125% 2011                                                                                       2,835            3,197
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000,
     6.25% 2012                                                                                        4,425            4,981
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series
     1997-A, 5.50% 2008                                                                                1,000            1,080
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series
     1997-A, 5.80% 2016                                                                                8,000            8,426
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C,
     6.00% 2018                                                                                        2,705            3,072
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     4.50% 2009 (preref. 2008)                                                                         1,090            1,170
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     4.625% 2010 (preref. 2008)                                                                        1,690            1,822
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B,
     4.875% 2013 (preref. 2008)                                                                          330              359
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B,
     MBIA insured, 5.25% 2018 (preref. 2008)                                                             385              423
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2007 (escrowed to maturity)                                                                   920              983
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2008 (escrowed to maturity)                                                                 1,060            1,147
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B,
     MBIA insured, 5.25% 2018                                                                          2,115            2,240
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999,
     FSA insured, 5.00% 2008                                                                           1,230            1,313
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999,
     FSA insured, 5.125% 2028                                                                          2,000            2,032
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999,
     FSA insured, 5.25% 2012                                                                           6,960            7,542
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012                       2,200            2,287
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013                       2,430            2,515
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018                       5,050            5,118
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008                       1,640            1,751
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009                       2,290            2,455
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010                       2,440            2,594
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.),
     Series 2001, 5.875% 2031                                                                          3,500            3,519
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.),
     Series 2002-B, 6.125% 2028                                                                        1,000            1,026
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A,
     FSA insured, 5.50% 2012                                                                           2,545            2,824
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A,
     FSA insured, 5.50% 2017                                                                           1,500            1,637
Health Facs. Auth., Rev. Bonds (Evangelical  Hospitals Corp.), Series 1992-C,
     6.25% 2022 (escrowed to maturity)                                                                 4,000           4,818
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series
     1997-A, 5.25% 2018                                                                                4,675            4,415
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated
     Group), Series 1998-A, MBIA insured, 5.25% 2008                                                   4,000            4,319
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. -- Obligated
     Group), Series 1998-A, MBIA insured, 5.375% 2013                                                  1,785            1,940
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group --
     Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031                                    1,500            1,502
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                        4,500            4,821
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.00% 2007                                                                                        1,070            1,133
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.25% 2008                                                                                        1,745            1,881
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.25% 2009                                                                                        2,500            2,721
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.25% 2011                                                                                        2,295            2,506
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000,
     6.85% 2029 (preref. 2010)                                                                         2,500            2,990
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002,
     5.75% 2022                                                                                        5,000            5,232
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC
     insured, 5.50% 2010                                                                               2,595            2,797
Health Facs. Auth., Rev. Bonds (The Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)                                           1,835            2,073
Health Facs. Auth., Rev. Bonds (The Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)                                           1,690            1,910
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A,
     5.75%  2009                                                                                       1,325            1,355
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A,
     6.00% 2019                                                                                        1,435            1,467
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010                              1,070            1,072
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Ref.
     Bonds, Series 2002-B, MBIA insured, 5.25% 2011                                                    2,000            2,219
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev.
     Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021                                              2,670            3,041
Board of Trustees of the University of Illinois, Cert. of Part. (Utility
     Infrastructure Projects), Series 2001-A, AMBAC insured, 5.375% 2015
     (preref. 2011)                                                                                    3,530            3,967
Community Unit School Dist. Number 308, Kendall, Kane and Will Counties, G.O.
     School Bonds, Series 2002-B, FGIC insured, 5.25% 2015                                             2,775            3,043
Community Unit School Dist. Number 365-U, Will County (Valley View), G.O.
     Capital Appreciation School Bonds, Series 2002, FSA insured, 0% 2017                              2,000            1,093
                                                                                                                      331,329

INDIANA -- 2.77%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured,
     5.00% 2010                                                                                        1,255            1,364
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15),
     Series 1997-A, 5.75% 2011                                                                         4,000            4,043
Educational Facs. Auth., Educational Facs. Rev. Bonds (University of Evansville
     Project), Series 1996, 5.25% 2005                                                                 1,000            1,005
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series
     1999-D, 5.25% 2016 (preref. 2009)                                                                 3,000            3,349
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series
     1997-D, 5.00% 2026 (preref. 2007)                                                                13,610           14,482
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, 5.50% 2016                                                                        10,250           10,694
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, MBIA insured, 5.25% 2008                                                           1,700            1,824
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, MBIA insured, 5.50% 2016                                                           4,000            4,281
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.),
     Series 1998, MBIA insured, 5.375% 2010                                                            7,095            7,713
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health
     Services, Inc. Project), Series 1997-A, MBIA insured, 5.00% 2008                                  1,000            1,079
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2015                                                                                1,275            1,397
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2016                                                                                1,605            1,750
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.00% 2018                                                                                1,735            1,807
Hospital Auth. of the City of Fort Wayne, Rev. Bonds (Parkview Health System,
     Inc. Project), Series 1998, MBIA insured, 5.25% 2008                                              1,895            2,059
Trustees of Indiana University (The), Indiana University Student Fee Bonds,
     Series O, FGIC insured, 5.375% 2016                                                               4,690            5,284
Trustees of Ivy Tech State College, Ivy Tech State College Student Fee Bonds,
     Series H, AMBAC insured, 5.00% 2014                                                               1,000            1,072
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease
     Rental Rev. Ref. Senior Bonds, Series 2001-A, MBIA insured, 5.50% 2015                            3,370            3,732
Trustees of Purdue University (The), Purdue University Student Fee Bonds,
     Series R, 5.375% 2015                                                                             1,250            1,378
State Office Building Commission, Correctional Facs. Program Rev. Bonds,
     Series 1995-B, AMBAC insured, 6.25% 2012                                                          8,490            9,981
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional
     Fac.), Series 2002-A, FGIC insured, 5.25% 2012                                                    2,590            2,863
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional
     Fac.), Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)                                     5,650            6,419
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013                                         2,000            2,229
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014                                         2,000            2,223
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                         4,000            4,465
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                         2,250            2,512
Transportation Fin. Auth., Airport Facs. Lease Rev. Bonds, Series A, 6.50% 2007                          525              527
                                                                                                                       99,532

IOWA -- 0.68%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series
     2003, AMBAC insured, 5.00% 2013                                                                   1,000            1,084
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999,
     FSA insured, 5.50% 2011                                                                           1,420            1,555
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999,
     FSA insured, 5.60% 2012                                                                           1,375            1,520
Fin. Auth., Rev. and Ref. Bonds (Mercy Health Services Obligated Group), Series
     1997-V, 5.00% 2010 (escrowed to maturity)                                                           590              635
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016                                    1,075            1,109
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B,
     AMBAC insured, 6.00% 2027                                                                         5,000            5,582
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018                        4,395            4,806
Polk County, Rev. Bonds, Catholic Health Initiatives, Series 1997-A, 5.50% 2007                        1,520            1,639
Polk County, Rev. Bonds, Catholic Health Initiatives, Series 1997-A, 5.125% 2011                       1,500            1,593
Polk County, Rev. Bonds, Catholic Health Initiatives, Series 1997-A, 5.125% 2012                       3,170            3,347
Tobacco Settlement Auth., Asset-backed bonds, Series 2001-B, 5.50% 2012                                1,500            1,511
                                                                                                                       24,381

KANSAS -- 0.03%
City of Lenexa (Lakeview Village, Inc. -- Southridge Project), Health Care Fac.
     Rev. Bonds, Series 2002-C, 6.875% 2032                                                            1,000            1,061

KENTUCKY -- 0.54%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),
     Series 1999, 5.70% 2009                                                                           5,250            5,646
Asset/Liability Commission, Project Ref. Notes, General Fund Series 2003-A,
     AMBAC insured, 5.00% 2006                                                                         5,000            5,217
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008                            630              641
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2009                          3,305            3,323
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.70% 2010                            490              492
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.75% 2011                          2,190            2,182
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017                          2,000            1,937
                                                                                                                       19,438

LOUISIANA -- 2.59%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00%
     2026 (preref. 2006)                                                                               9,000           10,244
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A,
     5.50% 2010                                                                                        3,020            3,040
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A,
     6.15% 2018                                                                                        2,000            2,011
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A,
     6.20% 2028                                                                                        3,950            3,886
Jefferson Parish Hospital Services Dist. No. 1 (West Jefferson Medical Center),
     Hospital Rev. Bonds, Series 1998-A, FSA insured, 5.25% 2011                                       2,070            2,226
Jefferson Parish Hospital Services Dist. No. 2 (West Jefferson Medical Center),
     Hospital Rev. Bonds, Series 1998A, FSA insured, 5.25% 2011                                        2,000            2,167
Jefferson Parish Hospital Services Dist. No. 1 (West Jefferson Medical Center),
     Hospital Rev. Bonds, Series 1998-A, FSA insured, 5.25% 2012                                       1,930            2,091
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
     (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC
     insured, 6.30% 2030                                                                              11,500           12,675
Parish of Morehouse, Pollution Control Rev. Ref. Bonds, Series 2001-A,
     5.25% 2013                                                                                        8,500            9,118
Parish of West Feliciana, Pollution Control Rev. Bonds (Gulf States Utilities
     Co. Project), Series 1985-B, 9.00% 2015                                                           2,000            2,098
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our
     Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2014                               3,495            3,991
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our
     Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2015                               3,825            4,371
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our
     Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2018                               4,000            4,599
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series
     2002-A, MBIA insured, 5.375% 2015                                                                 3,000            3,292
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                               29,920           27,290
                                                                                                                       93,099

MAINE -- 0.18%
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue,
     Series 1999-A, 7.50% 2019                                                                         3,000            3,487
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue,
     Series 1999-A, 7.55% 2029                                                                         2,575            2,998
                                                                                                                        6,485

MARYLAND -- 1.26%
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series
     2001, 8.25% 2028                                                                                  2,200            2,034
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series
     1999, 7.10% 2029 (preref. 2009)                                                                   5,750            6,866
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
     Series 2000, 7.375% 2028 (preref. 2010)                                                           1,000            1,226
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004,
     5.00% 2015                                                                                        7,485            8,241
Calvert County, Econ. Dev. Rev. Bonds (Asbury-Solomons Island Fac.), Series
     1995, 8.625% 2024 (preref. 2005)                                                                  2,500            2,564
Community Dev. Administration, Dept. of Housing and Community Dev.,
     Single-family Program Bonds, 1997 First Series, 5.25% 2005                                        5,815            5,867
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
     Series 1998, 6.625% 2025                                                                          3,000            3,115
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
     Series 2004-A, 5.95% 2030                                                                         2,172            2,178
Health and Higher Educational Facs. Auth., Howard County General Hospital
     Issue, Rev. Bonds, Series 1993, 5.50% 2013 (escrowed to maturity)                                 1,840            1,955
Health and Higher Educational Facs. Auth., Howard County General Hospital Issue,
     Rev. Bonds, Series 1993, 5.50% 2021 (escrowed to maturity)                                        1,225            1,308
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.00% 2011                                                                    1,000            1,063
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.75% 2014                                                                    2,000            2,205
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.375% 2024                                                                   3,225            3,281
Health and Higher Educational Facs. Auth., PUMH of Maryland, Inc. Issue, First
     Mortgage Rev. Bonds (Heron Point of Chestertown), Series 1998-A, 5.75% 2019                       2,400            2,412
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
     Senior Series 2002-A, RADIAN insured, 5.375% 2020                                                 1,000            1,060
                                                                                                                       45,375

MASSACHUSETTS -- 2.44%
Bay Transportation Auth., General Transportation System Ref. Bonds, Series
     1994-A, 7.00% 2007 (unrefunded)                                                                   4,885            5,369
Bay Transportation Auth., General Transportation System Ref. Bonds, Series
     1994-A, 7.00% 2007                                                                                  115              127
Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-B, 4.00% 2012                           13,005           13,430
Bay Transportation Auth., Senior Sales Tax Bonds, Series C, 5.25% 2013                                 2,000            2,232
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013                                    3,500            3,960
G.O. Bonds, Consolidated Loan of 2002, Series E, 5.25% 2007                                            5,500            5,823
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012                              2,000            2,267
G.O. Bonds, Consolidated Loan, Series 2003-A, 5.25% 2017 (preref. 2013)                                5,000            5,539
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022                                            5,000            5,495
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016                                                             7,000            7,894
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017                                                             5,000            5,653
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018                                                             5,000            5,657
Health and Educational Facs. Auth. Rev. Bonds, Massachusetts Institute of
     Technology Issue, Series K, 5.50% 2022                                                            2,000            2,303
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
     Issue, Series C, 6.00% 2015                                                                       1,335            1,500
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
     Issue, Series E, 5.00% 2014                                                                       1,085            1,167
Housing Fin. Agcy., Housing Bonds, Series 2003-B1, 4.50% 2014                                          1,000            1,019
Municipal Wholesale Electric Co., A Public Corp. of the Commonwealth of
     Massachusetts, Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.00% 2010                                                                1,000            1,090
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear
     Project No. 4), MBIA insured, 5.25% 2015                                                          2,000            2,172
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear
     Project No. 6), Series A, MBIA insured, 5.25% 2015                                                5,000            5,430
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B,
     XLCA insured, 5.375% 2017                                                                         3,550            3,963
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B,
     XLCA insured, 5.375% 2018                                                                         5,045            5,634
                                                                                                                       87,724

MICHIGAN -- 3.24%
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref.
     Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018                         4,500            4,808
City of Detroit, Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1
     Projects), Series 1996-C, 6.20% 2017 (preref. 2006)                                               2,900            3,136
City of Detroit, G.O. Rev. Bonds (Unlimited Tax), Series 1995-B, 6.25% 2008                            1,730            1,765
City of Detroit, G.O. Rev. Bonds (Unlimited Tax), Series 1995-B, 6.25% 2009                            1,195            1,218
City of Detroit, G.O. Rev. Bonds (Unlimited Tax), Series 1995-B, 6.25% 2010                            1,250            1,273
School Dist. of the City of Detroit, Wayne County, School Building and Site
     Improvement Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025                                   1,955            2,134
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical
     Center), Series 1998-B, 5.375% 2028                                                               1,000              929
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Daughters of Charity, National
     Health System, 5.50% 2005 (escrowed to maturity)                                                    260              267
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (The Detroit Medical Center
     Obligated Group), Series 1993-B, AMBAC insured, 5.00% 2006                                        1,000            1,022
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated
     Group), Series 1998-A, 5.00% 2013                                                                 1,000              875
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated
     Group), Series 1998-A, 5.00% 2014                                                                 1,525            1,319
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater
     Detroit), Series 1995, 6.00% 2008                                                                 1,645            1,599
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater
     Detroit), Series 1995, 6.625% 2016                                                                2,010            1,963
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 8.00% 2005 (escrowed to maturity)                                           4,615            4,825
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 8.10% 2013 (preref. 2005)                                                   5,000            5,345
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 8.125% 2021 (preref. 2005)                                                  4,500            4,812
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 7.50% 2027 (preref. 2005)                                                   4,520            4,722
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated
     Group), Series 1998-A, 5.00% 2008                                                                 1,215            1,260
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated
     Group), Series 1998-A, 5.30% 2013                                                                 2,400            2,454
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series
     1999-A, 5.70% 2011                                                                                2,985            3,245
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series
     1999-A, 5.80% 2012                                                                                1,075            1,163
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.50% 2014                                                                         2,440            2,647
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.50% 2015                                                                         5,000            5,386
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.50% 2016                                                                         2,500            2,680
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Obligated Group),
     Series 1993-A, 5.375% 2013                                                                        2,985            3,020
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series
     1994-A, 5.375% 2006                                                                                 350              352
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, (Pontiac Osteopathic), Series
     1994-A, 6.00% 2014                                                                                1,000            1,000
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group),
     Series 2001, 5.25% 2010                                                                           1,000            1,078
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group),
     Series 2001, 5.25% 2011                                                                           1,285            1,387
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group),
     Series 2002-C, 5.375% 2023                                                                        1,000            1,046
Hospital Fin. Auth., Variable Rate Rev. Bonds (Ascension Health Credit Group),
     Series 1999-B3, 5.30% 2033 (put 2006)                                                             5,625            5,919
Hospital Fin. Auth., Variable Rate Rev. Bonds (Ascension Health Credit Group),
     Series 1999-B4, 5.375% 2033 (put 2007)                                                            3,000            3,220
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014                       1,000            1,089
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017                       1,100            1,181
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA
     Service Learning Academy Project), Series 2001, 7.75% 2031                                        4,150            4,320
Municipal Bond Auth., State Revolving Fund Rev. Bonds, Clean Water Revolving
     Fund Rev. Bonds, Series 2001, 5.25% 2016                                                          3,000            3,278
Public Power Agency, Belle River Project Rev. Ref. Bonds, Series 2002-A, MBIA
     insured, 5.25% 2018                                                                               2,000            2,219
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
     AMBAC insured, 5.00% 2009                                                                         2,000            2,186
Regents of the University of Michigan, Hospital Rev. Ref. Bonds, Series 2002,
     5.00% 2005                                                                                        5,975            6,144
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016                       3,000            3,335
State of Michigan and New Center Dev., Inc., Cert. of Part., Series 2004-A, MBIA
     insured, 5.00% 2031 (put 2011)                                                                    7,000            7,567
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)                                  4,000            4,515
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co.
     Pollution Control Bonds Project), Series 1995-CC, AMBAC insured,
     4.85% 2030 (put 2011)                                                                             2,500            2,673
                                                                                                                      116,376

MINNESOTA -- 0.03%
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013                            1,195            1,220

MISSISSIPPI -- 0.77%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition
     Program), Series 2001-A, AMBAC insured, 5.00% 2031                                                7,500            7,577
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013                                                             2,000            2,238
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014                                                             4,000            4,489
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015                                                             3,000            3,373
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                             8,000            8,997
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital
     Project), Series 2000, FSA insured, 5.50% 2027                                                    1,000            1,055
                                                                                                                       27,729

MISSOURI -- 0.19%
Health and Educational Facs. Auth. Rev. Bonds (SSM Health Care), Series 2002-A,
     5.00% 2011                                                                                        1,000            1,080
Transportation Dev. Dist. (Missouri Bottom Road/Taussig Road) (Hazelwood,
     St. Louis County), Transportation Rev. Bonds, Series 2002, 7.20% 2033                             5,500            5,730
                                                                                                                        6,810

NEBRASKA -- 0.00%
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                      871               13
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                                    75               63
                                                                                                                           76

NEVADA -- 2.74%
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured,
     5.50% 2016                                                                                        3,000            3,319
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area),
     Local Improvement Bonds, Series 1999, 7.00% 2009                                                  2,395            2,498
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area),
     Local Improvement Bonds, Series 1999, 7.50% 2019                                                 15,580           16,975
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local
     Improvement Bonds, Series 2001-A, 6.30% 2021                                                      1,000            1,022
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local
     Improvement Bonds, Series 2001-B, 6.75% 2021                                                      1,785            1,840
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 5.60% 2013                                                        1,740            1,793
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 5.75% 2014                                                        2,320            2,391
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 6.375% 2023                                                       5,375            5,538
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West),
     Series 1999-A, 6.75% 2020                                                                         1,480            1,619
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West),
     Series 1998-A, 5.375% 2026                                                                        7,000            7,047
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community), Limited Obligation Improvement Bonds, 5.10% 2012                                      1,635            1,685
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community), Limited Obligation Improvement Bonds, 5.55% 2017                                      3,720            3,834
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community), Limited Obligation Improvement Bonds, 5.80% 2023                                      5,985            6,126
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.65% 2009                                          1,450            1,502
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013                                          3,875            3,998
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018                                          2,905            2,984
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012                              350              360
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds,
     Series 2001, FGIC insured, 5.375% 2015                                                            2,855            3,124
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street
     Project), Series 2003-A, 5.00% 2014                                                               3,920            4,061
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local
     Improvement Bonds, Series 2004, 5.60% 2014                                                        1,650            1,703
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local
     Improvement Bonds, Series 2004, 5.625% 2015                                                       2,510            2,589
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local
     Improvement Bonds, Series 2004, 6.25% 2024                                                        2,250            2,321
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.00% 2010                                                        1,000            1,040
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.375% 2014                                                       2,075            2,155
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.75% 2021                                                        4,480            4,639
Las Vegas Monorail Project Rev. Capital Appreciation Bonds, 1st Tier Series
     2000, AMBAC insured, 0% 2010                                                                      3,545            2,943
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
     Improvement Bonds, Series 2002, 6.125% 2017                                                       5,000            5,081
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
     Improvement Bonds, Series 2002, 6.40% 2022                                                        1,000            1,014
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured,
     5.50% 2016                                                                                        3,105            3,435
                                                                                                                       98,636

NEW HAMPSHIRE -- 0.03%
Health and Education Facs. Auth., Exeter Hospital Obligated Group Issue,
     Series 2001-A, 5.75% 2031                                                                         1,000            1,044

NEW JERSEY -- 2.49%
Cert. of Part., Series 2004-A, 5.00% 2009                                                              8,070            8,684
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured,
     5.375% 2014                                                                                       2,000            2,165
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured,
     5.375% 2015                                                                                       7,750            8,378
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured,
     5.50% 2016                                                                                        9,500           10,370
Econ. Dev. Auth., Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
     Improvement Dist. Project (City of Elizabeth), Series 1998-A,
     6.375% 2018 (preref. 2014)                                                                        1,000            1,207
Econ. Dev. Auth., Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
     Improvement Dist. Project (City of Elizabeth), Series 1998-A,
     6.375% 2031 (preref. 2014)                                                                        6,500            7,897
Econ. Dev. Auth., First Mortgage Rev. Fixed-Rate Bonds (Fellowship Village
     Project), Series 1995-A, 9.25% 2025 (preref. 2005)                                                7,000            7,183
Econ. Dev. Auth., First Mortgage Rev. Fixed-Rate Bonds (Winchester Gardens at
     Ward Homestead Project), Series 1996-A, 8.50% 2016 (preref. 2006)                                 4,000            4,542
Econ. Dev. Auth., First Mortgage Rev. Fixed-Rate Bonds (Winchester Gardens at
     Ward Homestead Project), Series 1996-A, 8.625% 2025 (preref. 2006)                                3,500            3,982
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 4.95% 2005                                                                         1,230            1,232
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.50% 2025                                                                         3,000            2,948
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.50% 2018                                                                         2,295            2,319
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc.
     Fac.), Series 2001-A, 7.25% 2031                                                                  9,000            9,196
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc.
     Fac.), Series 2001-B, 5.50% 2006                                                                  2,000            2,000
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
     Series 2000-A, 8.25% 2030                                                                         6,000            6,474
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                           1,000            1,040
Education Facs. Auth. Dormitory Safety Trust Fund Bonds, Tax-Exempt, Series
     2001-A, 5.00% 2005                                                                                3,785            3,813
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref.
     Bonds (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029
     (put 2009)                                                                                        1,585            1,797
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                          1,000              991
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024                                                                          3,400            3,337
                                                                                                                       89,555

NEW MEXICO -- 0.23%
Capital Projects G.O. Bonds, Series 2003, 4.00% 2005                                                   4,000            4,020
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010                                            3,945            4,182
                                                                                                                        8,202

NEW YORK -- 9.12%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A,
     FHA insured, 5.60% 2017                                                                           1,700            1,730
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds,
     FHA insured, 5.45% 2017                                                                           2,100            2,280
Dormitory Auth., City University System Consolidated Third General Resolution
     Rev. Bonds, Series 1998-2, AMBAC insured, 5.50% 2008                                              2,000            2,178
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds,
     FHA insured, 4.90% 2013                                                                           2,375            2,474
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
     Series 2003, XLCA insured, 5.25% 2032 (put 2013)                                                  8,000            8,778
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1997-A, 6.00% 2007                                                                         1,745            1,898
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1997-A, 6.00% 2007 (preref. 2007)                                                              5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1997-B, 6.00% 2007                                                                         2,485            2,702
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1997-B, 6.00% 2007 (preref. 2007)                                                             15               16
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1997-B, 5.60% 2008                                                                         1,295            1,394
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1997B, 5.60% 2008 (preref. 2007)                                                               5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1998-B, 5.375% 2009                                                                        1,270            1,383
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1998-B, 5.00% 2010                                                                         1,495            1,598
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1998-B, 5.00% 2010                                                                         1,530            1,632
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1998-C, 5.00% 2010                                                                         1,760            1,881
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital
     Center), Series 1998-E, MBIA insured, 5.20% 2014                                                  8,520            9,251
Dormitory Auth., Secured Hospital Rev. Ref. Bonds, Brookdale Hospital,
     Series 1998-J, 5.125% 2009                                                                        2,500            2,694
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center),
     Series 1998-D, 5.25% 2007                                                                         2,000            2,115
Dormitory Auth., St. Luke's-Roosevelt Hospital Center, Mortgage Hospital Rev.
     Bonds, Series 2000-A, FHA insured, 5.75% 2021                                                     5,000            5,399
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing),
     Series 2003-A, 5.00% 2011                                                                         5,000            5,496
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series
     2004-A, 5.00% 2011                                                                                2,580            2,814
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997,
     6.00% 2007                                                                                        3,000            3,249
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series
     1990-B, 7.50% 2011                                                                                1,160            1,345
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series
     1990-A, 7.50% 2013                                                                                3,500            4,431
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)                                   13,000           14,211
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 6.00% 2029 (put 2012)                                   10,000           11,394
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B,
     7.50% 2011 (preref. 2010)                                                                           560              673
Environmental Facs. Corp., State Clean Water and Drinking Water, Revolving
     Funds Rev. Bonds, Series 2002-I, 5.25% 2016                                                       2,295            2,501
Envrionmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds
     Rev. Bonds (New York City Municipal Water Fin. Auth. Projects, Second
     Resolution Bonds), Series 2002-K, 5.50% 2017                                                      5,000            5,763
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured,
     5.50% 2015                                                                                        2,000            2,199
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured,
     5.50% 2016                                                                                        2,605            2,890
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A,
     6.00% 2006                                                                                        3,000            3,178
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A,
     6.00% 2007                                                                                        2,000            2,122
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C,
     5.20% 2010                                                                                        1,750            1,865
Local Government Assistance Corp., Series 1991-C, Capital Appreciation Bonds,
     0% 2005                                                                                           5,000            4,964
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2012                                                                                        8,615            9,458
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2013                                                                                        1,500            1,640
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2014                                                                                        4,500            4,914
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C,
     5.50% 2014                                                                                        2,400            2,644
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C,
     5.50% 2021                                                                                        1,000            1,074
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series
     2002-A, 5.125% 2024                                                                               8,000            8,269
City of New York, G.O. Bonds, Fiscal 1995 Series F, 6.60% 2010 (preref. 2005)                          2,000            2,039
City of New York, G.O. Bonds, Fiscal 1995 Series F, 6.625% 2025 (preref. 2005)                         1,500            1,530
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006 (unrefunded)                              945              990
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006 (escrowed
     to maturity)                                                                                      2,055            2,161
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010                                        3,000            3,272
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011                                         6,260            6,884
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                         4,000            4,212
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                         7,810            8,650
City of New York, G.O. Bonds, Fiscal 2002 Series E, 5.75% 2012                                         1,500            1,700
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013                                        5,000            5,570
City of New York, G.O. Bonds, Fiscal 2004, Series I, 5.00% 2015                                        2,500            2,677
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016                                         3,510            3,742
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                         6,720            7,045
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                           1,000            1,124
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 1998
     Series C, 5.00% 2018 (preref. 2008)                                                                 440              480
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 1998
     Series A, 5.00% 2027 (preref. 2007)                                                               1,440            1,555
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2001
     Series C, 5.375% 2015                                                                             2,000            2,191
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 1998
     Series C, 5.00% 2018                                                                              1,560            1,615
New York City, Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Fiscal
     2003 Series A, 5.50% 2026                                                                        29,300           32,874
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 1998
     Series B, 4.50% 2027                                                                              5,000            4,756
New York City, Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Fiscal
     2003 Series B, 5.25% 2029                                                                        11,600           12,720
State Thruway Auth., Local Highway and Bridge Service Contract Bonds,
     Series 2001, 5.25% 2015 (preref. 2011)                                                            2,500            2,792
State Thruway Auth., Local Highway and Bridge Service Contract Bonds,
     Series 2002, 5.50% 2015                                                                          13,250           14,524
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation),
     Series 2002-A, 5.50% 2015                                                                         5,000            5,498
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation),
     Series 2002-A, 5.50% 2016                                                                         7,000            7,660
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev.
     Bonds (Peconic Landing at Southhold, Inc. Project), Series 2000-A,
     8.00% 2030                                                                                        2,000            2,114
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1,
     5.00% 2010                                                                                        3,000            3,235
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y,
     6.00% 2012                                                                                        1,000            1,139
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.00% 2010                                                                                        3,500            3,840
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.25% 2015                                                                                        3,000            3,337
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.25% 2016                                                                                        4,100            4,479
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Ref. Series 1993-A,
     5.30% 2005                                                                                        1,800            1,805
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009                          1,375            1,466
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)                                  13,000           13,968
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)                                   5,000            5,508
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds,
     Series 2003-A, 5.25% 2021 (put 2009)                                                              2,150            2,326
                                                                                                                      327,985

NORTH CAROLINA -- 2.37%
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project),
     Series 1999, AMBAC insured, 4.60% 2010                                                            1,000            1,073
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.00% 2006                                                                                        3,120            3,231
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     7.25% 2007                                                                                        5,425            5,894
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     7.00% 2008                                                                                       10,720           11,926
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.125% 2009                                                                                       2,000            2,206
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D,
     5.375% 2010                                                                                       1,000            1,077
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A,
     5.50% 2011                                                                                        1,000            1,084
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A,
     5.50% 2012                                                                                        2,500            2,714
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C,
     5.25% 2013                                                                                        2,000            2,139
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.55% 2014                                                                                        4,450            4,734
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D,
     5.50% 2014                                                                                        2,750            2,999
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D,
     5.50% 2014                                                                                        2,000            2,181
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.60% 2015                                                                                        2,500            2,653
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C,
     5.375% 2016                                                                                       2,500            2,651
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.65% 2016                                                                                        2,000            2,121
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.70% 2017                                                                                        4,775            5,065
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.00% 2022                                                                                        2,815            3,247
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.00% 2026                                                                                        1,990            2,260
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D,
     6.75% 2026                                                                                        3,500            3,866
G.O. Bonds, Cert. of Part., Repair and Renovation Project, Series 2004-B,
     5.00% 2014                                                                                        5,000            5,459
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center
     Project), Series 1999, MBIA insured, 5.25% 2011                                                   1,995            2,191
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     MBIA insured, 6.00% 2026                                                                          2,500            2,926
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 1999-A,
     MBIA insured, 6.00% 2008                                                                          3,935            4,330
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 2003-A,
     AMBAC insured, 5.25% 2015                                                                         2,000            2,179
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 2003-A,
     FSA insured, 5.25% 2016                                                                           3,000            3,249
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 1999-B,
     6.625% 2010                                                                                       1,475            1,684
                                                                                                                       85,139

OHIO -- 1.17%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund
     Projects), Series 2004-C, MBIA insured, 5.25% 2017                                               10,000           11,207
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008                                                 6,380            6,752
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002
     Project), 4.85% 2037 (put 2014)                                                                   2,000            2,096
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002
     Project), 5.05% 2037 (put 2016)                                                                   2,300            2,421
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital),
     Series 1998, RADIAN insured, 4.60% 2007                                                           2,175            2,276
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin),
     Series 1998-A, 5.25% 2021                                                                         2,000            1,980
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
     Series 2002-A, 5.50% 2013                                                                         1,000            1,091
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
     Series 2002-A, 5.50% 2016                                                                         2,665            2,864
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic
     Healthcare Partners), Series 2001-A, 5.25% 2008                                                   2,000            2,154
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center
     Network Obligated Group), Series 1999, 6.75% 2022                                                 1,000            1,093
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
     System Obligated Group), Series 2000-B, 6.375% 2022                                               1,250            1,350
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
     System Obligated Group), Series 2000-B, 6.375% 2030                                               2,000            2,134
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Water Quality,
     Series 2002, 5.25% 2015                                                                           2,000            2,197
Ohio State University (The), Gen. Receipts Bonds, Series 2003-B, 4.00% 2005                            2,250            2,272
                                                                                                                       41,887

OKLAHOMA -- 0.24%
Health System Rev. Bonds, Baptist Medicine Center of Oklahoma, Series 1995-C,
     AMBAC insured, 6.375% 2009                                                                        2,500            2,608
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of
     INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City
     Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D,
     AMBAC insured, 6.00% 2009                                                                         2,500            2,814
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds, St. John Medical Center
     Project, Series 1996, 5.375% 2017                                                                  3,000           3,101
                                                                                                                        8,523

OREGON -- 0.43%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 5.75% 2013                                                                           3,000            3,031
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 5.875% 2016                                                                          3,500            3,488
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 6.00% 2025                                                                           9,090            8,954
                                                                                                                       15,473

PENNSYLVANIA -- 2.96%
Allegheny County, Cert. of Part. (ACJCT Fac. Holdings L.P.), AMBAC insured,
     5.00% 2019                                                                                        2,150            2,255
Allegheny County, Hospital Dev. Auth., Health System Rev. Bonds, Catholic
     Health East Issue, Series 1998-A, AMBAC insured, 5.50% 2008                                       1,000            1,099
Allegheny County, Hospital Dev. Auth., Health System Rev. Bonds, Catholic
     Health East Issue, Series 1998-A, AMBAC insured, 5.00% 2010                                       2,705            2,922
Delaware County Auth., Rev. Bonds, Catholic Health Systems, Series A, AMBAC
     insured, 5.00% 2010                                                                               2,465            2,663
Allegheny County, Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds,
     Series 1999-B, AMBAC insured, 5.25% 2008                                                          5,160            5,631
Port Auth. of Allegheny County, Special Rev. Transportation Bonds, Ref.
     Series 2001, FGIC insured, 5.50% 2015                                                             1,000            1,110
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds
     (Jefferson Health System), Series 1997-B, 5.375% 2027                                             4,150            4,242
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.50% 2006                                        2,285            2,380
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.50% 2007                                        1,995            2,123
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.50% 2008                                        2,000            2,161
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.00% 2009                                        1,000            1,065
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.00% 2010                                        1,000            1,055
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1999-A, 5.00% 2018                                        1,475            1,513
Hospitals and Higher Education Facs. Auth. of Philadelphia, Frankford Hospital,
     Series A, 6.00% 2014 (escrowed to maturity)                                                       3,405            3,451
Hospitals and Higher Education Facs. Auth. of Philadelphia, Frankford Hospital,
     Series A, 6.00% 2023 (escrowed to maturity)                                                       4,000            4,067
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
     (Temple University Hospital), Series 1993-A, 6.50% 2008                                           8,715            9,406
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
     (Temple University Hospital), Series 1997, 5.70% 2009                                             1,000            1,034
Erie County, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2002-A, 4.90% 2009                                     2,200            2,331
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                     6,000            6,147
General Auth. of Southcentral Pennsylvania, York County Guaranteed Rev. Bond,
     Series 2001, AMBAC insured, 4.50% 2031 (put 2008)                                                 4,000            4,232
Higher Educational Facs. Auth., UPMC Health System Rev. Bonds, Series 1999-A,
     FSA insured, 5.00% 2009                                                                           2,000            2,174
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
     Series 1998, ACA-CBI insured, 5.70% 2009                                                          1,500            1,570
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B,
     5.625% 2012                                                                                       2,000            2,114
Montgomery County Industrial Dev. Auth. Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B,
     5.75% 2017                                                                                        2,000            2,106
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998,
     5.25% 2028                                                                                       17,500           17,186
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
     (ACTS Retirement LifeCommunities, Inc. Obligated Group), Series 1996-A,
     5.875% 2022                                                                                       2,890            3,003
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project),
     Series 1998, 5.50% 2010                                                                           2,815            2,875
City of Pittsburgh, G.O. Ref. Bonds, Series 1996-A, MBIA insured, 6.00% 2005                           4,000            4,040
Turnpike Commission, Oil Franchise Tax Senior Rev. Bonds, Series 2003-A,
     MBIA insured, 3.00% 2004                                                                          3,450            3,450
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian
     SeniorCare Obligated Group), Fixed Rate Rev. Bonds, Series 2000-B,
     8.125% 2030                                                                                       6,500            6,986
                                                                                                                      106,391

PUERTO RICO -- 0.75%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000,
     5.75% 2020 (preref. 2010)                                                                         1,120            1,210
Commonwealth of Puerto Rico, Public Improvement Ref. G.O. Bonds, Series 2003-C,
     5.00% 2018 (put 2008)                                                                            10,500           11,196
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036                              7,500            8,297
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, 5.75% 2027
     (put 2012)                                                                                        3,000            3,336
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, AMBAC
     insured, 5.25% 2030 (put 2012)                                                                    1,000            1,101
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, FGIC
     insured, 5.25% 2031 (put 2012)                                                                    1,700            1,872
                                                                                                                       27,012

RHODE ISLAND -- 0.33%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A,
     5.75% 2021 (escrowed to maturity)                                                                 1,210            1,431
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A,
     5.75% 2021 (escrowed to maturity)                                                                 2,715            3,210
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A,
     MBIA insured, 5.75% 2012                                                                          4,850            5,598
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
     Obligated Group Issue, Series 2002, 6.375% 2021                                                   1,500            1,609
                                                                                                                       11,848

SOUTH CAROLINA -- 1.20%
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital),
     Series 1998, AMBAC insured, 5.75% 2010                                                            2,000            2,183
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto
     Health Alliance), Series 2003-C, 6.375% 2034                                                      3,000            3,199
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
     Series 1998-A, MBIA insured, 5.25% 2010                                                           2,785            3,046
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper
     Company Projects), Series 1999-A, 5.125% 2012                                                     3,000            3,177
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement
     Bonds, Series 1997, FSA insured, 5.50% 2007                                                       2,000            2,166
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement
     Bonds, Series 1997, FSA insured, 5.00% 2009                                                       1,000            1,090
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC
     insured, 6.25% 2021                                                                               4,640            5,601
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A,
     5.25% 2015                                                                                        8,420            8,631
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
     Series 2001-B, 6.00% 2022                                                                        14,090           13,843
                                                                                                                       42,936

SOUTH DAKOTA -- 0.49%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured,
     0% 2014                                                                                           3,780            2,460
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional
     Hospital Issue), Series 1999, MBIA insured, 5.00% 2007                                            2,045            2,174
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional
     Hospital Issue), Series 1999, MBIA insured, 5.00% 2009                                            4,010            4,275
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional
     Hospital Issue), Series 1999, MBIA insured, 5.00% 2010                                            4,175            4,474
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014                            3,000            3,060
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 1995-A, 5.80% 2014                            1,030            1,060
                                                                                                                       17,503

TENNESSEE -- 2.47%
Fort Sanders Alliance Obligated Group, The Health, Educational and Housing Facs.
     Board of the County of Knox, Hospital Rev. Bonds, Series 1990-A,
     MBIA insured, 6.25% 2013                                                                          2,000            2,338
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A,
     5.00% 2005                                                                                        3,000            3,085
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A,
     5.00% 2006                                                                                        5,000            5,255
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A,
     MBIA insured, 5.00% 2012                                                                          1,500            1,645
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2001, 5.00% 2009                                                           1,500            1,598
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2002, 5.05% 2012                                                          10,900           11,560
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011                            3,750            2,881
Health, Educational and Housing Fac. Board of the County of Shelby (Baptist
     Memorial Heath Care), Rev. Bonds, Series 2004-A, 5.00% 2008                                       3,000            3,191
Health, Educational and Housing Fac. Board of the County of Shelby (Baptist
     Memorial Heath Care), Rev. Bonds, Series 2004-A, 5.00% 2020 (put 2008)                           21,400           22,720
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital
     Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2011)                         5,950            6,928
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital
     Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (escrowed
     to maturity)                                                                                      3,550            4,098
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2014                              2,360            2,641
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2016                              2,690            2,992
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022                              2,000            2,101
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2032                              6,000            6,232
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Ref. Bonds (Wellmont Health System Project), Series 2003,
     RADIAN insured, 5.00% 2011                                                                        6,000            6,467
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Ref. Bonds (Wellmont Health System Project), Series 2003,
     RADIAN insured, 5.00% 2013                                                                        3,000            3,206
                                                                                                                       88,938

TEXAS -- 11.80%
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's
     Hospital Corp. Project), Series 1998, FSA insured, 5.50% 2014                                     2,830            3,162
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's
     Hospital Corp. Project), Series 1998, FSA insured, 5.50% 2015                                     6,320            7,014
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref.
     Bonds, Series 2003, MBIA insured, 5.00% 2011                                                      1,000            1,098
City of Austin (Travis and Williamson Counties), Water and Wastewater System
     Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.75% 2016                                           6,800            7,652
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
     Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2009                       1,620            1,735
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
     Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2010                       1,705            1,794
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
     Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028                       9,400            9,294
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co.
     Project), Series 2003-D, 5.75% 2029 (put 2014)                                                    1,000            1,054
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co.
     Project), Series 2001-A, 5.50% 2022 (put 2011)                                                   14,000           15,069
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project),
     MBIA insured, 4.90% 2015                                                                          3,360            3,592
Brazos River Harbor Navigation, Dist. of Brazoria County, Environmental Facs.
     Rev. Bonds (The Dow Chemical Company Project), Series 2002-B3,
     5.15% 2033 (put 2009)                                                                             6,600            6,977
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref.
     Bonds, Capital Appreciation Bonds, Series 1993-A, 0% 2013                                         6,675            4,761
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref.
     and Schoolhouse Bonds, Series 2001, 5.25% 2016                                                    3,500            3,798
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and
     Improvement Bonds, Series 1998, 5.00% 2012                                                        1,000            1,068
City of Dallas, G.O. Limited Tax, 5.00% 2014                                                           3,400            3,662
City of Dallas, G.O. Limited Tax, 5.00% 2015                                                           2,000            2,129
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and
     Sewer System Rev. Ref. Bonds, Series 2002, 5.00% 2009                                             1,285            1,403
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds
     (Delayed Delivery), Series 2005, 5.25% 2010(3)                                                    1,000            1,082
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds
     (Delayed Delivery), Series 2005, 5.25% 2013                                                       2,000            2,182
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds,
     Series 2001-A, 5.375% 2013                                                                        2,465            2,750
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds,
     Series 2001-A, 5.375% 2015                                                                        3,725            4,088
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building
     Bonds, Series 2001, 5.50% 2014                                                                    2,050            2,288
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building
     Bonds, Series 2001, 5.50% 2015                                                                    2,150            2,385
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building
     Bonds, Series 2001, 5.50% 2016                                                                    1,125            1,245
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School
     Building Bonds, Series 2001, 5.50% 2013                                                           2,170            2,388
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School
     Building Bonds, Series 2001, 5.50% 2015                                                           2,420            2,642
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2015                                                     3,120            3,340
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2016                                                     3,000            3,191
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2001-A, 6.375% 2029                                                   13,900           15,213
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.25% 2008                                    1,890            2,045
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.50% 2011                                    5,000            5,585
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.50% 2014                                    4,790            5,369
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.50% 2015                                   10,325           11,544
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series
     1999-A, MBIA insured, 5.50% 2010                                                                  3,380            3,721
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.25% 2008                                                              2,500            2,660
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2014                                                             1,000            1,084
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.50% 2015                                                                1,000            1,082
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2015                                                             2,500            2,699
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.50% 2016                                                                1,000            1,077
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2016                                                             2,700            2,904
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.50% 2018                                                                1,105            1,181
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2018                                                             2,000            2,138
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2020                                                              4,000            4,223
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2021                                                              5,740            6,043
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                           2,000            2,192
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016                           2,700            2,939
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B,
     FSA insured, 5.00% 2032 (put 2012)                                                                4,500            4,878
Harris County, Unlimited Tax Road G.O. Ref. Bonds, Series 2001, 5.375% 2015                            2,500            2,748
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
     Inc. Project), Series 1996, 7.00% 2008                                                              630              666
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
     Inc. Project), Series 1996, 6.75% 2016                                                            1,740            1,784
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A,
     FSA insured, 5.50% 2015                                                                           3,000            3,326
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A,
     FSA insured, 5.00% 2022                                                                           3,000            3,096
City of Houston, Water & Sewer System Rev. Bonds, Junior Lien Bonds,
     FSA insured, 0% 2019                                                                                845              409
City of Houston, Water & Sewer System Rev. Bonds, Junior Lien Bonds,
     FSA insured, 0% 2019                                                                              2,155            1,055
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas,
     FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021                           3,530            3,682
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited
     Tax Ref. Bonds, Series 2001, 5.50% 2015                                                           1,290            1,422
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited
     Tax Ref. Bonds, Series 2001, 5.50% 2016                                                           1,805            1,986
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties),
     Unlimited Tax School Building Bonds, Series 2003-A, 5.00% 2016                                    2,575            2,745
Ladero Independent School Dist. (Webb County), Unlimited Tax School Building
     and Ref. Bonds, Series 2001, 5.375% 2015                                                          2,000            2,194
Lewisville Independent School Dist. (Denton County), Unlimited Tax School
     Building and Ref. Bonds, Series 2001, 5.50% 2015                                                  2,000            2,199
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited
     Tax School Building and Ref. Bonds, Series 2001, 5.50% 2016                                       2,635            2,899
McKinney Independent School Dist. (Collin County), School Building Unlimited
     Tax Bonds, Series 2001, 5.125% 2016                                                               2,075            2,225
Northeast Medical Clinic, Hospital Auth., County of Humble, Rev. Bonds,
     FSA insured, 6.25% 2012                                                                           1,000            1,169
Northside Independent School Dist., Unlimited Tax School Building and Ref.
     Bonds, Series 2001, 5.50% 2014                                                                    4,000            4,442
Northside Independent School Dist., Variable Rate Unlimited Tax School Building
     Bonds, Series 2001-A, 5.375% 2016                                                                 2,560            2,808
Northside Independent School Dist., Variable Rate Unlimited Tax School Building
     Bonds, Series 2001-A, 5.375% 2017                                                                 2,695            2,948
Northside Independent School Dist., Variable Rate Unlimited Tax School Building
     Bonds, Series 2001-A, 5.375% 2018                                                                 2,835            3,093
Public Fin. Auth., G.O. Ref. Bonds, Series 1995-A, 6.00% 2014 (preref. 2005)                           5,000            5,068
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016                                         2,540            2,795
Board of Regents of the Texas A&M University System, Permanent University Fund
     Ref. Bonds, Series 2003, 5.25% 2016                                                               5,000            5,452
Board of Regents of the University of Texas System, Permanent University Fund
     Bonds, Series 2002-B, 5.25% 2015                                                                  7,435            8,128
Board of Regents of the University of Texas System, Permanent University Fund
     Bonds, Series 2002-B, 5.25% 2016                                                                  2,315            2,530
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System
     Bonds, Series 2002-B, 5.25% 2016                                                                  7,280            8,156
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 1996-B, 5.00% 2011 (preref. 2006)                                                          3,750            3,996
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2001-B, 5.375% 2013 (preref. 2011)                                                         2,000            2,245
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2001-C, 5.375% 2016 (preref. 2011)                                                         4,000            4,490
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2003-B, 5.25% 2010                                                                         1,895            2,100
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2003-B, 5.25% 2011                                                                         3,105            3,457
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2003-B, 5.375% 2016                                                                        1,000            1,101
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited
     Tax School Building Bonds, Series 2001-A, 5.50% 2015                                              2,000            2,218
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited
     Tax School Building Bonds, Series 2001-A, 5.50% 2016                                              2,500            2,767
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
     Series 2002, 6.00% 2021                                                                           1,000            1,069
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
     Series 2002, RADIAN insured, 5.125% 2017                                                          8,000            8,332
City of San Antonio, Bexar County, Water System Rev. and Ref. Bonds,
     Series 2001, 5.00% 2016                                                                           1,000            1,062
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery),
     New Series 2003, 5.25% 2011                                                                       9,000            9,959
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series
     2002, 5.375% 2015                                                                                 9,000           10,077
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series
     2002, 5.375% 2016                                                                                 4,650            5,091
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series
     1998-A, 5.25% 2015                                                                                3,300            3,550
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series
     1998-A, 5.25% 2015 (preref. 2009)                                                                 1,775            1,958
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery), New
     Series 2003, 4.00% 2005                                                                           2,500            2,508
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002,
     5.00% 2011                                                                                        3,930            4,304
City of San Antonio, General Improvement and Ref. Bonds, Series 2001,
     5.25% 2015                                                                                        8,425            9,105
City of San Antonio, General Improvement and Ref. Bonds, Series 2001,
     5.25% 2016                                                                                        8,385            9,062
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002,
     5.00% 2011 (escrowed to maturity)                                                                    70               77
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds,
     Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)                                              12,700           13,652
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B,
     5.375% 2013                                                                                       4,260            4,708
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B,
     5.375% 2015                                                                                       4,390            4,818
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2015                                                                        1,515            1,663
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2016                                                                        1,705            1,871
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse
     and Ref. Bonds, Series 2001, 5.375% 2015                                                          3,875            4,225
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse
     and Ref. Bonds, Series 2001, 5.375% 2016                                                          3,070            3,348
Tarrant County, Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.50% 2007                                                           4,000            4,259
Tarrant County, Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.75% 2015                                                           3,000            3,408
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health
     Care System Project), Series 2002-A, 5.00% 2019                                                   5,500            5,658
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health
     Care System Project), Series 2002-A, 5.25% 2022                                                   3,000            3,113
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
     Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010                                  1,000            1,089
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
     Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2013                                  3,000            3,278
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes,
     Series 2002, 5.00% 2008                                                                          11,000           11,850
United Independent School Dist., Unlimited Tax School Building Bonds, Series
     2004, 4.00% 2014                                                                                  1,330            1,345
United Independent School Dist., Unlimited Tax School Building Bonds, Series
     2004, 4.75% 2015                                                                                  1,830            1,935
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series
     2003, MBIA insured, 5.00% 2012                                                                    1,895            2,060
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015                                   1,500            1,621
Weatherford Independent School Dist. (Parker County), Unlimited Tax School
     Building and Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018                               2,625            1,407
                                                                                                                      424,281

UTAH -- 0.63%
Alpine School Dist., Utah County, G.O. School Building Bonds (Utah School Bond
     Guaranty Program), Series 2001-A, 5.25% 2015 (preref. 2011)                                       3,000            3,357
Alpine School Dist., Utah County, G.O. School Building Bonds (Utah School Bond
     Guaranty Program), Series 2001-A, 5.25% 2016 (preref. 2011)                                       4,225            4,728
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011                                             5,000            5,601
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012                                             8,130            8,895
                                                                                                                       22,581

VIRGINIA -- 1.02%
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2003-C,
     5.00% 2005                                                                                        5,000            5,098
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001,
     5.50% 2011                                                                                        3,500            3,974
Dulles Town Center, Community Dev. Auth. (Loudoun County), Special Assessment
     Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026                                       2,490            2,542
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring
     Village, Inc. Fac.), Series 1999-A, 7.50% 2029                                                   15,500           16,479
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health
     System Hospitals Project), Series 1993-A, 5.00% 2011                                              1,300            1,414
Gateway Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999, 6.25% 2026                                                                           2,104            2,149
Industrial Dev. Auth., Hanover County, Hospital Rev. Bonds (Memorial Regional
     Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured,
     6.50% 2009                                                                                        1,000            1,149
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
     Assessment Bonds, Series 1999-A, 6.85% 2019                                                       1,755            1,832
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
     Assessment Bonds, Series 1999-B, 7.00% 2029                                                         960            1,010
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System
     Project), Series 1998, MBIA insured, 5.00% 2010                                                   1,000            1,075
                                                                                                                       36,722

WASHINGTON -- 7.10%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise
     Tax Bonds, Series 1999, FGIC insured, 5.25% 2021                                                  5,500            6,067
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise
     Tax Bonds, Series 1999, FGIC insured, 4.75% 2028                                                 21,940           21,638
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest
     G.O. Bonds, Series 2001-C, FGIC insured, 0% 2016                                                  2,500            1,448
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series
     2004-A, 5.25% 2008                                                                                5,000            5,428
Energy Northwest, Columbia Generating Station Ref. Electric Rev. Bonds, Series
     2003-A, 5.50% 2015                                                                                3,000            3,387
Energy Northwest, Project No. 3 Ref. Rev. Electric Bonds, Series 2003-A,
     5.50% 2013                                                                                        1,700            1,912
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 1), Series 2003-A,
     5.50% 2014                                                                                        6,400            7,212
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 1), Series 2003-A,
     5.50% 2016                                                                                        7,000            7,711
Public Power Supply System, Nuclear Project No. 1 Rev. Ref. Bonds, Series
     1997-B, 5.125% 2014                                                                               5,000            5,238
Public Power Supply System, Nuclear Project No. 2 Rev. Ref. Bonds, Series
     1994-A, 6.00% 2007                                                                               19,900           21,641
Public Power Supply System, Nuclear Project No. 2, Rev  Ref. Bonds, Series
     1998-A, 5.00% 2012                                                                                6,200            6,641
Public Power Supply System, Nuclear Project No. 3 Rev Ref. Bonds, Series 1989-B,
     7.125% 2016                                                                                       5,250            6,653
Energy Northwest, Columbia Generating Station Ref. Electric Rev. Bonds, Series
     2001-A, FSA insured, 5.375% 2013                                                                  3,000            3,325
Energy Northwest, Columbia Generating Station Ref. Electric Rev. Bonds, Series
     2001-A, FSA insured, 5.50% 2016                                                                  13,000           14,302
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 1), Series 2002-A,
     MBIA insured, 5.50% 2015                                                                          5,000            5,517
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 1), Series 2002-A,
     MBIA insured, 5.50% 2016                                                                          5,000            5,502
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 3), Series 2001-A, FSA
     insured, 5.50% 2017                                                                               5,000            5,483
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017                             5,000            5,295
G.O. Bonds, Series 2003-A, 5.00% 2013                                                                  6,260            6,774
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010                                                  7,310            7,950
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                            2,000            2,047
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
     Series 2001, AMBAC insured, 5.375% 2012                                                           1,500            1,661
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A,
     MBIA insured, 5.50% 2011                                                                          6,565            7,346
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A,
     MBIA insured, 5.625% 2014                                                                         3,000            3,359
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A,
     MBIA insured, 5.625% 2015                                                                         8,635            9,557
King County, Limited Tax G.O. and Ref. Bonds, Series 2003-B, 4.00% 2005                                6,165            6,225
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002,
     5.50% 2012                                                                                        2,675            3,026
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002,
     5.50% 2012 (escrowed to maturity)                                                                   325              371
King County, Sewer Rev. Bonds, Rev. Ref. Bonds, Series 2001, FGIC insured,
     5.25% 2015                                                                                        2,000            2,177
King County, Sewer Rev. Bonds, Rev. Ref. Bonds, Series 2002-B, FSA insured,
     5.50% 2015                                                                                        4,500            4,979
Public Power Supply System, Nuclear Project No. 2 Rev. Ref. Bonds, Series
     1993-B, FSA insured, 5.65% 2008                                                                   3,030            3,334
Public Power Supply System, Nuclear Project No. 3 Rev. Ref. Bonds, Series
     1989-A, MBIA insured, 0% 2013                                                                     4,000            2,785
Public Utility Dist. No. 1 of Lewis County, Cowlitz Falls Hydroelectric Project
     Rev. Ref. Bonds, Series 2003, XLCA insured, 5.00% 2012                                            5,000            5,440
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref.
     Bonds, Series 2002-B, FSA insured, 5.25% 2012                                                     2,250            2,508
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013                           3,835            4,154
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014                           4,040            4,362
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015                           4,255            4,618
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016                          4,485            4,914
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017                          4,440            4,849
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018                          2,000            2,177
G.O. Improvement and Ref. Bonds, Series 2003, 4.00% 2005                                               2,000            2,026
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds,
     Series 2001, FSA insured, 5.50% 2012                                                              2,000            2,222
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds,
     Series 2001, FSA insured, 5.50% 2016                                                              5,000            5,486
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured,
     5.50% 2016                                                                                        3,080            3,499
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured,
     5.50% 2018                                                                                        7,920            8,991
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured,
     5.50% 2019                                                                                        3,630            4,130
                                                                                                                      255,367

WISCONSIN -- 1.96%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 5.75% 2012                                                                                 2,000            2,045
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 6.125% 2027                                                                               18,555           18,410
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 5.50% 2006                                                                                 1,000            1,021
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)                                                   3,390            3,690
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                             3,225            3,622
Health and Educational Facs. Auth., Rev. Bonds, Children's Hospital of
     Wisconsin, Inc., Series 1998, AMBAC insured, 5.625% 2015                                          1,130            1,273
Health and Educational Facs. Auth., Rev. Bonds, Children's Hospital Project,
     Series 1993, FGIC insured, 5.50% 2006                                                             2,000            2,105
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health
     Obligated Group), Series 2001, 5.625% 2014                                                        1,000            1,080
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health
     Obligated Group), Series 2001, 5.625% 2015                                                        1,100            1,182
Health and Educational Facs. Auth., Rev. Bonds, Medical College of Wisconsin,
     Series 1993, 5.95% 2015                                                                           3,000            3,037
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.),
     Series 1998, 4.80% 2010                                                                           1,110            1,165
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.),
     Series 1998, 4.90% 2011                                                                           1,165            1,217
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.),
     Series 1999, 5.125% 2016                                                                          1,000            1,030
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.),
     Series 1999, 5.375% 2022                                                                          2,000            2,043
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A,
     5.375% 2017                                                                                       1,510            1,585
Milwaukee Metropolitan Sewerage Dist., Milwaukee, Ozaukee, Washington and
     Waukesha Counties, G.O. Sewerage Systems Bonds, Series 2001-A, 5.25%
     2014 (preref. 2011)                                                                               3,590            4,014
Pollution Control and Industrial Dev. Rev. Bonds (General Motors Corp.
     Projects), City of Janesville, Series 1984, 5.55% 2009                                            3,650            3,891
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources
     Co. Project), Series 1991-E (collateralized), FGIC insured, 6.90% 2021                            6,000            7,752
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009                                     9,645           10,433
                                                                                                                       70,595


TOTAL BONDS AND NOTES (cost: $3,226,393,000)                                                                        3,375,513


SHORT-TERM SECURITIES -- 4.62%

Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev.
     Bonds (University of Georgia Athletic Assn. Project), Series 2003,
     1.68% 2033(4)                                                                                     6,800            6,800
California Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4,
     1.67% 2022(4)                                                                                     1,460            1,460
Metropolitan Water Dist. of Southern California (The), Water Rev. Ref. Bonds,
     Series 1996-A, AMBAC insured, 1.62% 2023(4)                                                       6,800            6,800
Metropolitan Water Dist. of Southern California (The), Water Rev. Bonds 2000
     Authorization, Series B-3,1.62% 2035                                                              1,400            1,400
Public Building Auth. of The City of Clarksville, Tennessee, Adj. Rate Pooled
     Fncg. Rev. Bonds, Series 2001, 1.68% 2031(4)                                                      2,750            2,750
Colorado Educational and Cultural Facs. Auth., National Jewish Fed. Bond Program
     Rev. Bonds, Series A-1, 1.67% 2033(4)                                                             1,100            1,100
Connecticut Health and Educational Facs. Auth. Rev. Bonds, Yale University
     Issue, Series S, 1.75% 2004                                                                       5,100            5,100
Florida Municipal Power Agency, Series 1995-A, 1.82% 2005                                                408              408
Florida Municipal Power Agency, Series 1995-A, 1.84% 2005                                              3,000            3,000
City of Forsyth, Montana, Pollution Control Rev. Bonds, (Pacificorp), Series
     1988, 1.65% 2018                                                                                  2,240            2,240
Dev. Auth. of Cobb County, Georgia, Rev. Ref. And Improvement Bonds
     (Presbyterian Village, Austell, Inc. Obligated Group), Series 2004-B,
     1.71% 2034(4)                                                                                     2,500            2,500
Dev. Auth. of Fulton County, Georgia, Rev. Bonds (The Sheltering Arms Project),
     Series 2003, 1.69% 2030(4)                                                                        1,600            1,600
Hospital Auth. of Fulton County, Georgia, Rev. Anticipation Certs. (Northside
     Hospital Project), Series 2003-B, 1.66% 2033(4)                                                   1,200            1,200
Georgia Municipal Electric Auth., Project One Subordinated Bonds, Series 1985-A,
     1.75% 2004                                                                                        2,300            2,300
City of Houston, Texas, Subordinate Lien Hotel Occupancy Tax and Parking Rev.
     Notes, Series A, 1.85% 2005                                                                       5,000            5,000
Town of Hurley, New Mexico, Pollution Control Rev. Bonds (Kennecott Santa Fe
     Corp. Project), Series 1985, 1.68% 2015                                                           4,600            4,600
Intermountain Power Agcy., Utah, Power Supply Rev. Bonds, Series 1985-F, AMBAC
     insured, 1.78% 2004                                                                               2,000            2,000
Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron U.S.A.
     Inc. Project), Series 1992, 1.68% 2023(4)                                                         1,200            1,200
City of Jacksonville, Florida, Electrical Auth., Series 1993-C1, 1.70% 2004                            2,000            2,000
Las Vegas Valley Water Dist., G.O. Water Commercial Paper Notes (SNWA Rev.
     Supported), Series 2004-B, 1.79% 2005                                                             4,200            4,200
Maryland Econ. Dev. Corp., Variable Rate Rev. Bonds (Federation of American
     Societies for Experimental Biology Project), Series 2002-A, 1.69% 2030(4)                         2,700            2,700
Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev.
     Bonds, Series 1994-D, 1.67% 2029(4)                                                               8,445            8,445
Maryland Health and Higher Education Facs. Auth., Commerical Paper Rev. Notes,
     The Johns Hopkins University Issue, Series A, 1.76% 2004                                          2,229            2,229
Massachusetts Bay Transportation Auth., General Transportation System Bonds,
     Variable Rate Demand Obligations, Series 2000, 1.65% 2030(4)                                     10,000           10,000
State of Michigan, Grant Anticipation Notes, Series 2001-D, FSA insured,
     1.65% 2008(4)                                                                                    10,000           10,000
Regents of the University of Michigan, Series D, 1.78% 2004                                            2,400            2,400
Sweetwater Montana, Pollution Control Rev. Bonds, (Pacificorp), Series 1988-A,
     1.71% 2004                                                                                        4,000            4,000
Curators of the University of Missouri (The), Systems Facs. Demand Rev. Bonds,
     Series 2001-A, 1.67% 2031(4)                                                                      1,085            1,085
Curators of the University of Missouri (The), Systems Facs. Rev. Bonds, Series
     2000-B, 1.67% 2030(4)                                                                             2,600            2,600
Montgomery County Industrial Dev. Auth., Pennslyvania, Pollution Control Rev.
     Ref. Bonds, Series 1994-A, 1.6% 2004                                                              1,000            1,000
Public Building Auth. of the County of Montgomery (The), Tennessee, Adjustable
     Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 1999,
     1.69% 2029(4)                                                                                    10,200           10,200
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate
     Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002,
     1.68% 2032(4)                                                                                     6,455            6,455
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate
     Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004,
     1.68% 2034(4)                                                                                     1,200            1,200
Nebraska Hospital Auth. No. 1 of Lancaster County, Var. Rate Health Facs. Rev.
     Bonds (Immanuel Health Systems -- Williamsburg Project), Series 2000-A,
     1.69% 2030(4)                                                                                     2,130            2,130
Nebraska Hospital Auth. No.1 of Lancaster County, Nebraska,Variable Rate Health
     Facs. Rev. Bonds (Immanuel Health Systems -- Williamsburg Project),
     Series 2000A, 1.69% 2030(4)                                                                       1,000            1,000
New Mexico Tax and Rev. Anticipation Notes, Series 2004-A, 4.00% 2005                                  3,000            3,034
New Mexico Tax and Rev. Anticipation Notes, Series 2004-A, 5.00% 2005                                 10,000           10,161
Albemarle Hospital Auth., North Carolina, Health Care Facs. Rev. Bonds, Series
     2000, 1.68% 2015(4)                                                                               4,465            4,465
Rhode Island Health and Educational Building Corp., Educational Institution Rev.
     Bonds (Portsmouth Abbey School Issue), Series 2001, 1.68% 2031(4)                                 3,190            3,190
Rhode Island Health and Educational Building Corp., Hospital Fncg. Rev. Bonds
     (Care New England Issue), Series 2002-A, 1.68% 2032(4)                                            2,700            2,700
Santee South Carolina, Public Service Rev. Bonds, Series 1998, 1.66% 2004                              1,000            1,000
County of Shelby, Kentucky, Association of Counties Leasing Trust, Lease
     Program Rev. Bonds, Series 2004-A, 1.68% 2034(4)                                                  4,800            4,800
Texas Public Fin. Auth., 1.82% 2005                                                                    6,000            6,000
Tulsa County, Oklahoma, Industrial Auth., Demand First Mortgage Rev. Bonds
     (Montereau in Warren Woods Project), Series 2002-A, 1.68% 2032(4)                                 4,900            4,900
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska)
     Inc. Project), Series 2003 1.68% 2037                                                             1,825            1,825
Wisconsin G.O. Bonds, Series 1997-A, 1.80% 2005                                                        1,000            1,000


TOTAL SHORT-TERM SECURITIES (cost: $166,197,000)                                                                      166,177


TOTAL INVESTMENT SECURITIES (cost: $3,392,590,000)                                                                  3,541,690
Other assets less liabilities                                                                                          54,377

NET ASSETS                                                                                                         $3,596,067




(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,415, which represented 0.18% of the net assets of the fund.
(2) Company not making scheduled interest payments; bankruptcy proceedings pending.
(3) This security has been authorized but has not yet been issued.
(4) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                         $   167,643
Gross unrealized depreciation on investment securities                                                             (14,051)
Net unrealized appreciation on investment securities                                                               153,592
Cost of investment securities for federal income tax purposes                                                    3,388,098



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF
AMERICA, INC.


By

/s/ Neil L. Langberg
-------------------------------------------------------
Neil L. Langberg, President and PEO

Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ Neil L. Langberg
-----------------------------------------------------
Neil L. Langberg, President and PEO

Date: January 28, 2005


By

/s/ Sharon G. Moseley
-----------------------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: January 28, 2005